UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.63%
Auto Components - 2.38%
Gentex Corp.	71,000	$1,312,790.00
Beverages - 1.95%
Monster Beverage Corp. (a)	24,000	1,074,000
Capital Markets - 4.77%
Eaton Vance Corp.	32,000	1,294,080
SEI Investments Co.	28,300	1,335,194
		2,629,274
Chemicals - 5.90%
International Flavors & Fragrances, Inc.	10,000	1,210,500
The Sherwin-Williams Co.	7,600	2,041,892
		3,252,392
Commercial Services & Supplies - 9.39%
Copart, Inc. (a)	46,900	2,566,368
Rollins, Inc.	45,000	1,445,850
Stericycle, Inc. (a)	16,000	1,167,520
		5,179,738
Containers & Packaging - 0.80%
AptarGroup, Inc.	6,000	439,080
Distributors - 2.20%
LKQ Corp. (a)	37,000	1,214,710
Diversified Financial Services - 2.03%
FactSet Research Systems, Inc.	7,000	1,121,190
Electrical Equipment - 2.28%
Acuity Brands, Inc.	5,000	1,257,050
Electronic Equipment, Instruments & Components - 5.42%
Amphenol Corp. - Class A	22,000	1,501,720
IPG Photonics Corp. (a)	15,500	1,486,760
		2,988,480
Energy Equipment & Services - 3.54%
FMC Technologies, Inc. (a)	20,000	685,200
Oceaneering International, Inc.	47,500	1,265,875
		1,951,075
Food Products - 7.30%
Flowers Foods, Inc.	89,100	1,382,832
McCormick & Co, Inc.	6,000	547,200
The Hershey Co.	21,700	2,097,088
		4,027,120
Health Care Equipment & Supplies - 9.36%
Edwards Lifesciences Corp. (a)	14,000	1,159,900
IDEXX Laboratories, Inc. (a)	19,000	2,235,350
ResMed, Inc.	20,000	1,229,600
Varian Medical Systems, Inc. (a)	6,000	538,980
		5,163,830
Health Care Providers & Services - 1.90%
MEDNAX, Inc. (a)	16,000	1,047,520
Household Products - 2.23%
Church & Dwight Co., Inc.	28,000	1,226,120
IT Services - 4.73%
FleetCor Technologies, Inc. (a)	3,300	492,822
Jack Henry & Associates, Inc.	24,500	2,117,780
		2,610,602
Multiline Retail - 1.79%
Dollar Tree, Inc. (a)	11,200	987,392
Oil, Gas & Consumable Fuels - 10.35%
Diamondback Energy, Inc. (a)	14,100	1,520,685
EQT Corp.	19,000	1,331,520
ONEOK, Inc.	52,000	2,856,360
		5,708,565
Road & Rail - 2.44%
JB Hunt Transport Services, Inc.	14,100	1,344,717
Semiconductors & Semiconductor Equipment - 4.21%
Analog Devices, Inc.	9,000	668,160
Microchip Technology, Inc.	25,000	1,654,500
		2,322,660
Software - 3.70%
Red Hat, Inc. (a)	25,800	2,041,038
Specialty Retail - 2.66%
Tractor Supply Co.	19,500	1,463,865
Textiles, Apparel & Luxury Goods - 3.26%
Michael Kors Holdings Ltd. (a) (b)	38,700	1,799,163
Trading Companies & Distributors - 4.04%
Fastenal Co.	32,400	1,535,760
MSC Industrial Direct Co., Inc.	7,750	692,385
		2,228,145
TOTAL COMMON STOCKS (Cost $42,175,682)		54,390,516

MONEY MARKET FUNDS - 1.40%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.294% (c)	772,815	772,815
TOTAL MONEY MARKET FUNDS (Cost $772,815)		772,815

Total Investments (Cost $42,948,497) - 100.03%		55,163,331
Liabilities in Excess of Other Assets - (0.03%)		(17,582)
TOTAL NET ASSETS - 100.00%		$55,145,749

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompaying notes are an integral part of these schedule of investments.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.03%
Aerospace & Defense - 2.49%
United Technologies Corp.	48,000	$5,170,560.00
Air Freight & Logistics - 2.20%
CH Robinson Worldwide, Inc.	61,000	4,565,850
Banks - 4.24%
Wells Fargo & Co.	166,000	8,784,720
Beverages - 2.46%
PepsiCo, Inc.	51,000	5,105,100
Capital Markets - 3.70%
BlackRock, Inc.	8,000	2,966,320
Franklin Resources, Inc.	120,000	4,711,200
		7,677,520
Chemicals - 9.73%
Ecolab, Inc.	38,000	4,435,740
Monsanto Co.	67,000	6,881,570
Praxair, Inc.	39,000	4,691,700
The Sherwin-Williams Co.	15,500	4,164,385
		20,173,395
Diversified Telecommunication Services - 6.76%
AT&T, Inc.	151,000	5,833,130
Verizon Communications, Inc.	164,000	8,183,600
		14,016,730
Electric Utilities - 6.83%
NextEra Energy, Inc.	35,000	3,998,050
The Southern Co.	121,000	5,665,220
Westar Energy, Inc.	79,000	4,499,840
		14,163,110
Energy Equipment & Services - 6.48%
National Oilwell Varco, Inc.	135,000	5,043,600
Schlumberger Ltd. (a)	100,000	8,405,000
		13,448,600
Food & Staples Retailing - 5.65%
CVS Caremark Corp.	79,000	6,074,310
Wal-Mart Stores, Inc.	80,000	5,634,400
		11,708,710
Food Products - 0.91%
General Mills, Inc.	31,000	1,889,140
Health Care Equipment & Supplies - 1.81%
Danaher Corp.	48,000	3,752,160
Health Care Providers & Services - 2.05%
Cardinal Health, Inc.	60,000	4,260,600
Hotels, Restaurants & Leisure - 2.52%
Starbucks Corp.	90,000	5,217,300
Insurance - 2.28%
Chubb Ltd. (a)	37,000	4,736,000
Internet Software & Services - 2.51%
Alphabet, Inc. - Class A (b)	6,700	5,198,396
IT Services - 4.39%
Cognizant Technology Solutions Corp. Class A (b)	82,000	4,516,560
Mastercard, Inc.	45,000	4,599,000
		9,115,560
Life Sciences Tools & Services - 0.95%
Thermo Fisher Scientific Inc.	14,000	1,961,540
Media - 5.45%
Comcast Corp.	90,000	6,255,900
The Walt Disney Co.	51,000	5,055,120
		11,311,020
Oil, Gas & Consumable Fuels - 4.29%
Chevron Corp.	39,000	4,350,840
Exxon Mobil Corp.	52,000	4,539,600
		8,890,440
Pharmaceuticals - 2.84%
Johnson & Johnson	53,000	5,898,900
Road & Rail - 3.64%
Union Pacific Corp.	74,500	7,549,085
Software - 3.05%
Citrix Systems, Inc. (b)	73,000	6,331,290
Specialty Retail - 4.80%
The Home Depot, Inc.	61,000	7,893,400
Tiffany & Co.	25,000	2,062,000
		9,955,400
Water Utilities - 3.00%
Aqua America, Inc.	209,500	6,228,435
TOTAL COMMON STOCKS (Cost $161,833,990)		197,109,561

EXCHANGE TRADED FUNDS - 3.72%
VanEck Vectors Biotech ETF	71,000	7,721,250
TOTAL EXCHANGE TRADED FUNDS (Cost $7,381,991)		7,721,250

MONEY MARKET FUNDS - 1.19%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.267% (c)	2,475,841	2,475,841
TOTAL MONEY MARKET FUNDS (Cost $2,475,841)		2,475,841

Total Investments (Cost $171,691,822) - 99.94%		207,306,652
Other Assets in Excess of Liabiliies - 0.06%		120,673
TOTAL NET ASSETS - 100.00%		$207,427,325

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
	Bright Rock Mid Cap Growth Fund	Bright Rock Quality Large Cap Fund

Cost of investments	$42,948,497	$171,691,822
Gross unrealized appreciation	14,329,861	36,467,522
Gross unrealized depreciation	(2,115,027)	(852,692)
Net unrealized appreciation	$12,214,834	$35,614,830

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask pricesprovided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exhange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies against the
U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00
p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

The Funds have adopted Statement of Financial Accounting Standard, "Fair Value Measurement and Financial Accounting Standards
Board ("FASB") Staff Position "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have
Significantly Decreased and Identified Transations that are not Orderly" ("Determining Fair Value"). Determining Fair Value clarifies
Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and futher analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2016:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$54,390,516	$-	$-	$54,390,516
Total Equity	54,390,516	-	-	54,390,516
Short-Term Investments	772,815	-	-	772,815
Total Investments in Securities	$55,163,331	$-	$-	$55,163,331

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$197,109,561	$-	$-	$197,109,561
Exchange Traded Funds	7,721,250	-	-	7,721,250
Total Equity	204,830,811	-	-	204,830,811
Short-Term Investments	2,475,841	-	-	2,475,841
Total Investments in Securities	$207,306,652	$-	$-	$207,306,652

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

During the year ended November 30, 2016, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel,  President

Date  January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 24, 2017

* Print the name and title of each signing officer under his or her signature.